Note 21 - Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
21.	Related party transactions

The Company has entered into office space rental arrangements and property management contracts with minority shareholders of certain subsidiaries. The business purpose of the transactions is to rent office space for the Company and to generate property management revenues for the Company. The recorded amount of the rent expense for the year ended December 31, 2015 was $478 (2014 - $1,080; 2013 - $950). The recorded amount of the property management revenues for year ended December 31, 2015 was $372 (2014 - $154; 2013 - $552). These amounts are settled monthly in cash, and are priced at market rates. The rental arrangements have fixed terms of up to 10 years. The property management contracts have terms of one to three years.

As at December 31, 2015, the Company had $728 of loans receivable from non-controlling shareholders (2014 - $2,265) and $43 of loans payable to minority shareholders (2014 - $159). The business purpose of the loans receivable is to finance the sale of non-controlling interests in subsidiaries to senior managers. The business purpose of the loans payable is to finance purchases of non-controlling interests. The loan amounts are measured based on the formula price of the underlying non-controlling interests, and interest rates are determined based on the Company’s cost of borrowing plus a spread. The loans have terms of one to ten years, but are open for repayment without penalty at any time.

After the completion of the June 1, 2015 Spin-off, FirstService entered into a lease agreement with the Company for head office space. The amount of rent income earned from FirstService during the year ended December 31, 2015 was $265. The Company has a loan receivable from FirstService with a balance of $307 as of at December 31, 2015. This loan receivable is non-interest bearing and is expected to be collected by June 30, 2016.